Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment	3 years
Leasehold improvement	Shorter of lease terms and estimated useful lives

Schedule of Estimated Useful Lives Intangible Assets, Net	Estimated useful lives are as follows:
Category	Estimated useful lives
Licensed digital assets	3-5 years

Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis	The following table presents the balance of assets measured at fair value on a recurring basis:
	Level 1	Level 2	Level 3
As of September 30, 2023
Short-term investments	$—	$780,000	$—
Total	$—	$780,000	$—
	Level 1	Level 2	Level 3
As of September 30, 2022
Short-term investments	$—	$—	$—
Total	$—	$—	$—

Schedule of Disaggregated Revenue	The following table summarized disaggregated revenue for the years ended September 30, 2023, 2022 and 2021:
	For the Years Ended September 30,
	2023	2022	2021
	US$	US$	US$
Category of Revenue
Virtual technology service	$15,382,324	$12,536,957	$6,722,143
Digital marketing	—	632,070	6,191,046
Digital asset development and others	11,507,587	4,019,266	1,354,995
	$26,889,911	$17,188,293	$14,268,184
Timing of Revenue Recognition
Services transferred at a point in time	$26,889,911	$16,556,223	$8,077,138
Services transferred over time	—	632,070	6,191,046
	$26,889,911	$17,188,293	$14,268,184

Revenue recognized on gross basis	$26,889,911	$16,556,223	$14,268,184
Revenue recognized on net basis	—	632,070	—
	$26,886,911	$17,188,293	$14,268,184

Schedule of Unaudited Condensed Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	September 30, 2023	September 30, 2022
Year-end spot rate	7.2960	7.1135
	For the Years Ended September 30,
	2023	2022	2021
Average rate	7.0553	6.5532	6.5072